SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Federal reserve bank required reserve	$ 11,621,000
Other real estate owned	$ 3,082,694	$ 4,654,604
Useful life of intangible assets	10 years
Advertising expense	$ 437,085	394,363
Goodwill	13,776,040	$ 12,276,040
Goodwill, acquired during period	$ 1,500,000